September 30, 2003

Securities and Exchange Commission
450 Fifth Street N.W.
Attn.: Document Control - EDGAR
Washington, D.C. 20549-1004

RE:      AXP Growth Series, Inc.
            AXP Growth Fund
            AXP Large Cap Equity Fund
            AXP Large Cap Value Fund
            AXP Quantitative Large Cap Equity Fund
            AXP Research Opportunities Fund
         File Nos.: 2-38355/811-2111

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 76 (Amendment). This Amendment was filed electronically on September 25, 2003.

If you have any questions or concerns regarding this filing, please contact Boba Selimovic at 612-671-7449 or me at 612-671-7981.


Sincerely,




/s/ Mary Ellyn Minenko
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    Mary Ellyn Minenko
    Vice President and Group Counsel
    American Express Financial Corporation